Schedule of Intangible assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 234,316
Balance at ending	256,243	$ 234,316
Carrying value	256,243	234,316
Carrying Amount One [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	234,316
Balance at ending	256,243	234,316
Carrying value	256,243	234,316
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	325,182	378,814
Addition	39,809	46,588
Impairment		(100,220)
Balance at ending	364,991	325,182
Carrying value	364,991	325,182
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	90,866	106,426
Impairment		(35,658)
Balance at ending	108,748	90,866
Carrying value	108,748	90,866
Amortization	$ 17,882	$ 20,098